ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Accumulated Other Comprehensive Income (Loss) at the beginning of the period	$ (1,692,488)	[1]	$ 1,196,111	[1]
Other comprehensive income (loss) before reclassifications	1,958,938	[1]	(2,662,342)	[1]
Amount reclassified from accumulated other comprehensive income (Loss)	(69,119)	[1],[2]	(226,257)	[1],[2]
Total other comprehensive income (loss)	1,889,819	[1]	(2,888,599)	[1]
Accumulated Other Comprehensive Income (loss) at the end of the period	197,331	[1]	(1,692,488)	[1]
Unrealized Gains and Losses on Available-for-Sale Securities
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Accumulated Other Comprehensive Income (Loss) at the beginning of the period	(1,692,488)	[1]	1,196,111	[1]
Other comprehensive income (loss) before reclassifications	1,958,938	[1]	(2,662,342)	[1]
Amount reclassified from accumulated other comprehensive income (Loss)	(69,119)	[1],[2]	(226,257)	[1],[2]
Total other comprehensive income (loss)	1,889,819	[1]	(2,888,599)	[1]
Accumulated Other Comprehensive Income (loss) at the end of the period	$ 197,331	[1]	$ (1,692,488)	[1]

[1]	All amounts are net of tax.
[2]	See table below for details about reclassifications.